UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         June 30, 2006
                                                --------------------------------

Check here if Amendment [ ];  Amendment Number:
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Swiftwater Capital Management, LP
           ---------------------------------
Address:   856 South Pleasantburg Drive
           ----------------------------
           Greenville, South Carolina 29607
           --------------------------------

Form 13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stephen A. DePiero
         ------------------
Title:   Chief Financial Officer
         -----------------------
Phone:   (864) 235-4711
         --------------

Signature, Place, and Date of Signing:


    /s/ STEPHEN A. DEPIERO           Greenville, SC             July 24, 2006
------------------------------   ------------------------   --------------------
          [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number            Name

28-
   -----------------            ---------------------------------------
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                      0
                                         --------------------------
Form 13F Information Table Entry Total:                38
                                         ---------------------------
Form 13F Information Table Value Total:            85,481
                                         ---------------------------
                                                 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.       Form 13F File Number            Name

                NONE
     ------     ------------------------------------------------------

                           FORM 13F INFORMATION TABLE

            COLUMN 1               COLUMN 2       COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
            --------               --------       --------  --------       --------         --------   --------        --------
                                                             VALUE    SHRS OR   SH   PUT / INVESTMENT    OTHER     VOTING AUTHORITY
         NAME OF ISSUER         TITLE OF CLASS      CUSIP   (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE  SHARED  NONE
         --------------         --------------      -----   --------  -------   ---  ----  ----------  --------   ----  ------  ----
AMERICAN INTL GROUP INC          COM             026874107      354       6000   SH         SOLE                  6000
ARENA PHARMACEUTICALS INC        COM             040047102      347      30000   SH         SOLE                 30000
ARQULE INC                       COM             04269E107      527      93500   SH         SOLE                 93500
BERKSHIRE HATHAWAY INC DEL       CL B            084670207     1083        356   SH         SOLE                   356
BKF CAP GROUP INC                COM             05548G102      748     119600   SH         SOLE                119600
CBS CORP NEW                     CL B            124857202      453      16740   SH         SOLE                 16740
CBS CORP NEW                     CL B            124857202     2994     110700   SH   CALL  SOLE                     0
COTHERIX INC                     COM             22163T103      392      45586   SH         SOLE                 45586
CV THERAPEUTICS INC              COM             126667104      876      62698   SH         SOLE                 62698
D R HORTON INC                   COM             23331A109      367      15391   SH         SOLE                 15391
DELL INC                         COM             24702R101     1387      56700   SH         SOLE                 56700
DOW CHEM CO                      COM             260543103      894      22914   SH         SOLE                 22914
DYNAVAX TECHNOLOGIES CORP        COM             268158102      100      24188   SH         SOLE                 24188
ENDURANCE SPECIALTY HLDGS LT     SHS             G30397106      960      30000   SH         SOLE                 30000
INSPIRE PHARMACEUTICALS INC      COM             457733103      279      60100   SH         SOLE                 60100
IRSA INVERSIONES Y REP S A       GLOBL DEP RCPT  450047204      545      48500   SH         SOLE                 48500
LAWSON SOFTWARE INC NEW          COM             52078P102      632      94311   SH         SOLE                 94311
LIBERTY MEDIA HLDG CORP INT      INT COM SER A   53071M104      604      35000   SH         SOLE                 35000
MICROSOFT CORP                   COM             594918104      387      16600   SH         SOLE                 16600
MOMENTA PHARMACEUTICALS INC      COM             60877T100      153      12000   SH         SOLE                 12000
MRV COMMUNICATIONS INC           COM             553477100      366     117722   SH         SOLE                117722
NEOPHARM INC                     COM             640919106      328      61521   SH         SOLE                 61521
NOKIA CORP                       SPONSORED ADR   654902204      512      25257   SH         SOLE                 25257
NOKIA CORP                       SPONSORED ADR   654902204     4388     216600   SH   CALL  SOLE                     0
NPS PHARMACEUTICALS INC          COM             62936P103      374      76600   SH         SOLE                 76600
OXIGENE INC                      COM             691828107      409     104300   SH         SOLE                104300
PFIZER INC                       COM             717081103      448      19084   SH         SOLE                 19084
PFIZER INC                       COM             717081103    26310    1121000   SH   CALL  SOLE                     0
PHARMION CORP                    COM             71715B409      342      20100   SH         SOLE                 20100
PINNACLE AIRL CORP               COM             723443107     1505     213758   SH         SOLE                213758
SPECTRUM PHARMACEUTICALS INC     COM             84763A108      185      47500   SH         SOLE                 47500
SPRINT NEXTEL CORP               COM FON         852061100     1920      96071   SH         SOLE                 96071
SPRINT NEXTEL CORP               COM FON         852061100     5705     285400   SH   CALL  SOLE                     0
ST PAUL TRAVELERS INC            COM             792860108      929      20843   SH         SOLE                 20843
SUNTERRA CORP                    COM NEW         86787D208      948      92600   SH         SOLE                 92600
TYCO INTL LTD NEW                COM             902124106     1280      46563   SH         SOLE                 46563
VERIZON COMMUNICATIONS           COM             92343V104     1170      34940   SH         SOLE                 34940
VERIZON COMMUNICATIONS           COM             92343V104    24280     725000   SH   CALL  SOLE                     0